Significant Accounting Policies - Long-term investments and Revenue recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue recognition
Impairment of equity method investment		¥ 44,500,000
Revenues	¥ 227,937,000	231,070,000	¥ 340,185,000
Contract assets	0	0
Revenue recognized included in contract liabilities balance at the beginning of the period	19,300,000	23,430,000	24,580,000
Advertising
Revenue recognition
Revenues	179,681,000	180,609,000	238,701,000
Integrated marketing
Revenue recognition
Revenues	2,995,000	888,000	3,171,000
Online/offline events
Revenue recognition
Revenues	7,161,000	12,481,000	22,776,000
Consulting
Revenue recognition
Revenues	23,001,000	18,774,000	40,581,000
Advertisement agent services
Revenue recognition
Revenues		689,000	769,000
Enterprise value-added services
Revenue recognition
Revenues	33,157,000	32,832,000	67,297,000
Institutional investor subscription services
Revenue recognition
Revenues	15,099,000	15,607,000	26,417,000
Individual and enterprise subscription service lines
Revenue recognition
Revenues	0
Enterprise subscription services
Revenue recognition
Revenues		1,000	150,000
Individual subscription services
Revenue recognition
Revenues		2,021,000	7,620,000
Subscription services
Revenue recognition
Revenues	¥ 15,099,000	¥ 17,629,000	¥ 34,187,000